Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 29,593	$ 27,054	$ 25,236
Less accumulated depreciation and amortization	(14,392)	(12,784)	(8,910)
Property, plant and equipment, net	15,201	14,270	16,326
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	2,525	2,525	2,549
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	13,395	11,011	8,075
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	206	206	206
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	13,379	13,312	$ 14,406
Construction in Progess [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 88